Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	$ 1,796,444	$ 2,857,459	$ 1,475,210
Investments of cash surpluses	8,258,622	8,497,057	10,656,679
Cash equivalents designated for expenditure, held in trust in short term	145	1,016,948	1,200,988
Total	$ 10,055,211	$ 12,371,464	$ 13,332,877	$ 14,444,549